Accounts and Bills Receivable, net (Allowance For Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Balance at beginning of year	$ 127	¥ 825	¥ 795	¥ 1,196
Bad debt (recovery) expense	$ (12)	¥ (78)	¥ 30	¥ (401)
Write-offs
Balance at end of year	$ 115	¥ 747	¥ 825	¥ 795